Company Premises and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Company Premises and Equipment
Company Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2019 and 2018 is as follows:

	Estimated Useful lives	2019	2018
		(Dollars in thousands)
Land		$1,044	$1,044
Building and improvements	12 years	7,233	7,191
Furniture and equipment	5 years	3,628	3,076
Total premises and equipment		11,905	11,311
Less: accumulated depreciation and amortization		(4,959)	(4,528)
Premises and equipment, net		$6,946	$6,783

Depreciation and amortization expense was $431,000 and $380,000 in 2019 and 2018, respectively.